Finance Lease Right-of-Use Assets, Net (Tables)	6 Months Ended
Dec. 31, 2023
Finance Lease Right-of-Use Assets, Net [Abstract]
Schedule of Finance Lease Right -of-Use Assets	Finance lease right -of-use assets, net, were as follows as of December 31, 2023 and June 30, 2023:
	June 30, 2023	Increase/ (Decrease)	Exchange rate translation	December 31, 2023
Company vehicles	$1,660,716	$(1,680,131)	$19,415	$-
Less: accumulated amortization	(788,840)	798,062	(9,222)	-
Finance lease right-of-use assets, net	$871,876	$(882,069)	$10,193	$-